COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE	Remaining annual lease payments to the lease expiration dates are as follows:
2024	$281,048
2025 and beyond	390,873
$671,921